Loss Per Share (Tables)	12 Months Ended
Mar. 31, 2023
Earnings per share [abstract]
Computation of Basic and Diluted Loss Per Share

The following is the reconciliation of the loss attributable to ordinary shareholders (including Class B shareholders) and weighted average number of ordinary shares (including Class B shares) used in the computation of basic and diluted loss per share for the years ended March 31, 2021, 2022 and 2023:

	For the year ended March 31
Particulars	2021	2022	2023
Loss attributable to ordinary shareholders (including Class B shareholders)	(55,639)	(45,405)	(11,321)
Weighted average number of ordinary shares (including Class B shares) outstanding used in computing basic loss per share	106,797,245	108,471,149	109,656,200
Weighted average number of ordinary shares (including Class B shares) outstanding used in computing dilutive loss per share	106,797,245	108,471,149	109,656,200
Loss per share (USD)
Basic	(0.52)	(0.42)	(0.10)
Diluted	(0.52)	(0.42)	(0.10)